VANECK COPPER AND GREEN METALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 15.4%
Glencore PLC (GBP) 392,892 $ 2,964,694
IGO Ltd. * 36,831 204,117
Iluka Resources Ltd. † 21,909 102,243
Liontown Ltd. * 152,315 184,550
Lynas Rare Earths Ltd. * † 46,031 620,410
PLS Group Ltd. * 166,012 603,409
Sandfire Resources Ltd. * 22,354 254,639
4,934,062
Canada : 9.9%
Capstone Copper Corp. * 44,903 337,525
Hudbay Minerals, Inc. (USD) 26,791 559,932
Ivanhoe Mines Ltd. * † 38,300 326,314
Lithium Americas Corp.
(USD) * 20,914 82,610
NGEx Minerals Ltd. * † 9,594 173,930
Teck Resources Ltd. (USD) 32,849 1,699,936
3,180,247
Chile : 4.2%
Lundin Mining Corp. (CAD) † 40,328 1,002,457
Sociedad Quimica y Minera
de Chile SA (ADR) * 4,251 344,076
1,346,533
China : 13.8%
Baiyin Nonferrous Group
Co. Ltd. 161,300 193,120
Beijing Easpring Material
Technology Co. Ltd. 11,000 83,256
Chengxin Lithium Group Co.
Ltd. * 19,900 115,539
China Nonferrous Mining
Corp. Ltd. (HKD) 93,000 139,593
China Northern Rare Earth
Group High-Tech Co. Ltd. 78,768 549,135
China Rare Earth Resources
And Technology Co. Ltd. * 23,100 162,346
Ganfeng Lithium Group Co.
Ltd. 26,320 303,708
GEM Co. Ltd. 110,500 128,261
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd. 38,700 233,611
Jiangxi Copper Co. Ltd. 45,203 287,759
MMG Ltd. (HKD) * 290,400 275,175
Shenghe Resources Holding
Co. Ltd. 38,200 126,365
Tianqi Lithium Corp. * 32,100 262,086
Tongling Nonferrous Metals
Group Co. Ltd. 242,700 208,731
Western Mining Co. Ltd. 51,900 191,949
Yunnan Chihong
Zinc&Germanium Co. Ltd. 109,800 127,026
Yunnan Copper Co. Ltd. 43,600 116,535
Yunnan Tin Co. Ltd. 35,785 167,876
Zangge Mining Co. Ltd. 34,200 399,090
Zhejiang Huayou Cobalt Co.
Ltd. 41,030 357,164
4,428,325
Number
of Shares Value
Germany : 0.9%
Aurubis AG 1,632 $ 289,346
Underline
Indonesia : 1.5%
Amman Mineral
Internasional PT * 1,050,400 303,435
Merdeka Copper Gold Tbk
PT * 992,600 188,866
492,301
Japan : 3.2%
Mitsubishi Materials Corp. 6,500 204,337
Sumitomo Metal Mining Co.
Ltd. 14,400 836,098
1,040,435
Liechtenstein : 3.9%
Antofagasta PLC (GBP) 27,911 1,247,019
Underline
Mexico : 10.0%
Grupo Mexico SAB de CV 195,800 2,082,861
Southern Copper Corp.
(USD) 6,596 1,134,908
3,217,769
Poland : 1.9%
KGHM Polska Miedz SA * 8,276 602,073
Underline
Russia : 0.0%
GMK Norilskiy Nickel PAO *∞ 440,500 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 2 0
0
South Africa : 15.4%
Anglo American PLC (GBP) 54,476 2,330,297
Impala Platinum Holdings
Ltd. 49,238 692,233
Northam Platinum Holdings
Ltd. 20,041 404,242
Sibanye Stillwater Ltd. (ADR) 37,500 462,000
Valterra Platinum Ltd. 12,325 1,024,135
4,912,907
Sweden : 2.8%
Boliden AB * 17,125 892,107
Underline
United Kingdom : 0.8%
Johnson Matthey PLC 10,004 251,804
Underline
United States : 13.0%
Albemarle Corp. 6,416 1,151,864
Freeport-McMoRan, Inc. 44,772 2,631,697
MP Materials Corp. * † 8,125 392,113
4,175,674
Zambia : 3.2%
First Quantum Minerals Ltd.
(CAD) * 42,996 1,024,719
Underline
Total Common Stocks
(Cost: $24,865,478) 32,035,321

VANECK COPPER AND GREEN METALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $1,088)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 1,088 $ 1,088
Total Investments: 99.9%
(Cost: $24,866,566) 32,036,409
Other assets less liabilities: 0.1% 34,746
NET ASSETS: 100.0% $ 32,071,155
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,520,629.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 32,035,321
Australia $ — $ 4,934,062 $ — $ 4,934,062
Canada 3,180,247 — — 3,180,247
Chile 1,346,533 — — 1,346,533
China 115,539 4,312,786 — 4,428,325
Germany — 289,346 — 289,346
Indonesia — 492,301 — 492,301
Japan — 1,040,435 — 1,040,435
Liechtenstein — 1,247,019 — 1,247,019
Mexico 3,217,769 — — 3,217,769
Poland — 602,073 — 602,073
Russia — — 0 0
South Africa 462,000 4,450,907 — 4,912,907
Sweden — 892,107 — 892,107
United Kingdom — 251,804 — 251,804
United States 4,175,674 — — 4,175,674
Zambia 1,024,719 — — 1,024,719
Money Market Fund 1,088 — — 1,088
Total Investments $ 13,523,569 $ 18,512,840 $ 0 $ 32,036,409